Taxes Payable (Details) - Schedule of Taxes Payable - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Schedule of Taxes Payable [Abstract]
Value-added tax, net	$ 868,805	$ 888,933
Company Income tax	1,702,093	1,641,952
Other taxes	115,981	112,382
Total	$ 2,686,879	$ 2,643,268